Operating Segments_Information on geographical areas (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of geographical areas [Line Items]
Operating income(expense)		₩ 2,080,394	$ 1,915,472	₩ 2,799,976	₩ 2,759,301
Major non-current assets	[1]	5,460,030		5,295,425
Domestic customers
Disclosure of geographical areas [Line Items]
Operating income(expense)		1,869,516		2,500,504	2,505,813
Major non-current assets	[1]	5,026,161		4,908,141
Foreign customers
Disclosure of geographical areas [Line Items]
Operating income(expense)		210,878		299,472	₩ 253,488
Major non-current assets	[1]	₩ 433,869		₩ 387,284

[1]	Major non-current assets included investments in joint ventures and associates, investment properties, property, plant and equipment, intangible assets and etc.